Consolidated Statements of Equity (USD $) In Millions	Total		Total MetLife, Inc.'s Stockholders' Equity	Common Stock	Additional Paid-in Capital	Treasury Stock at Cost	Retained Earnings	Accumulated Other Comprehensive Income (Loss) Net Unrealized Investment Gains (Losses)	Accumulated Other Comprehensive Loss Other Than Temporary Impairments [Member]	Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments	Accumulated Other Comprehensive Income (Loss) Defined Benefit Plans Adjustment	Noncontrolling Interests		Noncumulative Preferred Stock	Convertible Preferred Stock
Beginning Balance at Dec. 31, 2008 (Previously Reported)	$ 23,985		$ 23,734	$ 8	$ 15,811	$ (236)	$ 22,403	$ (12,564)	$ 0	$ (246)	$ (1,443)	$ 251		$ 1
Beginning Balance (Accounting Standards Update 2010-26 [Member])	(1,890)		(1,888)				(1,629)	(310)		51		(2)
Beginning Balance at Dec. 31, 2008	22,095		21,846	8	15,811	(236)	20,774	(12,874)	0	(195)	(1,443)	249		1
Redemption of convertible preferred stock	0
Preferred stock redemption premium	0
Cumulative effect of change in accounting principle, net of income tax (FSP FAS 115-2 and FAS 124-2 [Member])	0		0				76		(76)
Common stock issuance - newly issued shares	1,035		1,035		1,035
Treasury stock transactions, net	7		7		(7)	14
Stock-based compensation	52		52		20	32
Dividends on preferred stock	(122)		(122)				(122)
Dividends on common stock	(610)		(610)				(610)
Change in equity of noncontrolling interests	169											169
Net income (loss)	(2,447)	[1]	(2,411)				(2,411)					(36)
Other comprehensive income (loss), net of income tax	11,528		11,539					12,049	(437)	29	(102)	(11)
Ending Balance at Dec. 31, 2009 (Previously Reported)	31,707		31,336	8	16,859	(190)	17,707	(825)	(513)	(166)	(1,545)	371		1
Ending Balance (Accounting Standards Update 2009-17 [Member])	30		30				(12)	31	11
Ending Balance at Dec. 31, 2009	31,737		31,366	8	16,859	(190)	17,695	(794)	(502)	(166)	(1,545)	371		1
Redemption of convertible preferred stock	0
Preferred stock redemption premium	0
Cumulative effect of change in accounting principle, net of income tax (Accounting Standards Update 2010-11 [Member])	0		0				(10)	10
Convertible preferred stock issuance	2,805		2,805		2,805										0
Common stock issuance - newly issued shares	6,729		6,729	2	6,727
Issuance of stock purchase contracts related to common equity units	(69)		(69)		(69)
Stock-based compensation	119		119		101	18
Dividends on preferred stock	(122)		(122)				(122)
Dividends on common stock	(784)		(784)				(784)
Change in equity of noncontrolling interests	(9)											(9)
Net income (loss)	2,665	[1]	2,667				2,667					(2)	[2]
Other comprehensive income (loss), net of income tax	4,147		4,142					4,272	136	(362)	96	5
Ending Balance at Dec. 31, 2010 (Previously Reported)	48,996
Ending Balance at Dec. 31, 2010	47,218		46,853	10	26,423	(172)	19,446	3,488	(366)	(528)	(1,449)	365		1	0
Redemption of convertible preferred stock	(2,805)		(2,805)		(2,805)										0
Preferred stock redemption premium	(146)		(146)				(146)								(146)
Convertible preferred stock issuance															2,800
Common stock issuance - newly issued shares	2,950		2,950	1	2,949
Stock-based compensation	215		215		215
Dividends on preferred stock	(122)		(122)				(122)
Dividends on common stock	(787)		(787)				(787)
Change in equity of noncontrolling interests	38											38
Net income (loss)	6,428	[1]	6,423				6,423					5	[2]
Other comprehensive income (loss), net of income tax	4,900		4,938					5,627	(75)	(120)	(494)	(38)
Ending Balance at Dec. 31, 2011 (Previously Reported)	60,171
Ending Balance at Dec. 31, 2011	$ 57,889		$ 57,519	$ 11	$ 26,782	$ (172)	$ 24,814	$ 9,115	$ (441)	$ (648)	$ (1,943)	$ 370		$ 1	$ 0

[1]	Net income (loss) attributable to noncontrolling interests and net income (loss) exclude gains (losses) of redeemable noncontrolling interests in partially owned consolidated subsidiaries of ($13) million, ($2) million and $0 for the years ended December 31, 2011, 2010 and 2009, respectively.
[2]	Net income (loss) at December 31, 2011 and 2010, attributable to noncontrolling interests excludes gains (losses) of redeemable noncontrolling interests in partially owned consolidated subsidiaries of ($13) million and ($2) million, respectively.